Consolidated Statements of Comprehensive Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net income	$ 97,450,746	$ 119,000,725	$ 92,049,111
Components of other comprehensive income that will not be reclassified to net income for the period, before taxes
Actuarial losses from defined benefit plans	(63,463)	(329,477)	(29,423)
Components of other comprehensive income that will be reclassified to net income for the period, before taxes
Gain (losses) from exchange rate translation differences	(72,455,525)	(68,831,435)	148,686
Gain (losses) from cash flow hedges	(13,151,841)	(813,844)	(42,836,575)
Income tax related to components of other comprehensive income that will not be reclassified to net income for the period
Income tax benefit related to defined benefit plans	16,184	84,017	7,060
Income tax related to components of other comprehensive income that will be reclassified to net income for the period
Income tax related to exchange rate translation differences	2,476,204	232,666	(2,431,408)
Income tax related to cash flow hedges	2,554,551	167,348	13,301,186
Total other comprehensive income	(80,623,890)	(69,490,725)	(31,840,474)
Total comprehensive income	16,826,856	49,510,000	60,208,637
Equity holders of the parent	16,370,635	48,725,522	59,704,657
Non-controlling interests	$ 456,221	$ 784,478	$ 503,980